Deferred Compensation	12 Months Ended
Dec. 31, 2012
Deferred Compensation
6.	Deferred Compensation

Deferred compensation consists of the following:

	December 31, 2012	December 31, 2011
Deferred wages	$112,979	$140,833
Deferred directors’ fees	45,000	—
Accrued taxes on deferred wages	8,688	25,632

Total deferred compensation	$166,667	$166,465

Prior to August 31, 2011, the Company was obligated to issue membership units to certain senior level employees in lieu of cash wages in connection with employment agreements with those employees. The employment agreements provided that the employees would receive membership units in lieu of cash compensation until such time as the Company obtains sufficient capital (as defined in the agreements) to begin paying their agreed-upon compensation in cash. The obligation for additional issuances was accrued each pay period and the Company was obligated to issue the membership units at the beginning of each calendar quarter, provided that the employee was still employed by the Company.

As of December 31, 2010, the Company was obligated to issue membership units in lieu of $99,094 in wages for the year ended December 31, 2010, (issuable on the first day of the subsequent quarter) and $13,163 in wages for the year ended December 31, 2009. Accordingly, a total of 898,056 shares were issued on January 1, 2011 at a value of $0.125 per share. An additional 1,553,776 shares were issued on October 1, 2011 at a value of $0.125 per share under the employment agreements in lieu of compensation earned between January 1, 2011 and August 31, 2011, for a total of 2,451,832 shares issued in 2011 in lieu of cash wages to employees. In addition, 40,000 shares were issued to a former consultant in settlement for $5,000 in unpaid compensation on December 15, 2011.

Effective September 1, 2011, the agreements were revised to provide for the indefinite deferral of unpaid wages until sufficient external funding was obtained. Deferred wages due to employees at December 31, 2012 and December 31, 2011 were $112,979 and $140, 833, respectively.